CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenues	$ 2,270,696	$ 1,883,502	$ 5,297,334	$ 3,000,178	$ 8,158,448	$ 11,417,027
Costs and expenses:
Cost of sales	1,489,833	1,385,849	2,980,566	2,316,383	5,440,395	8,335,436
Selling, general and administrative expenses (related party of $75,373, $62,500, $175,373, and $125,000)	1,260,411	1,133,470	2,713,636	2,305,445	5,935,517	6,428,580
Interest expense & letter of credit fees (related party of $497,660, $503,190, $1,000,851, and $1,006,015)	1,120,086	650,359	1,795,706	1,314,747	2,657,554	2,391,395
Gain on extinguishment of debt	0	0	(299,300)	0
(Gain) loss on change in fair value of profit share	128,771	(376,040)	249,825	(252,390)	(23,537)	374,462
Gain on sale of equipment	0	(5,919)	0	(5,919)	(35,859)	(29,560)
Total costs and expenses	3,999,101	2,787,719	7,440,433	5,678,266	13,974,070	17,500,313
Loss before provision for income taxes	(1,728,405)	(904,217)	(2,143,099)	(2,678,088)	(5,815,622)	(6,083,286)
Provision for income taxes	(1,278)	0	(4,518)	0	10,000	14,000
Net loss	$ (1,729,683)	$ (904,217)	$ (2,147,617)	$ (2,678,088)	$ (5,825,622)	$ (6,097,286)
Net loss per common share-basic and diluted:	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.07)	$ (0.08)
Weighted average common shares outstanding - basic and diluted	84,190,073	77,747,750	82,320,840	77,742,225	77,818,780	76,534,957